Income Taxes - Schedule of Components Of Federal and State Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Income Tax Disclosure [Abstract]
Tax (benefit) at federal statutory rate, Amount	$ (1,577)	$ (1,297)
State income taxes, net of federal income taxes, Amount	(695)	184
Effect of warrant liability, Amount	(84)	526
Effect of other permanent items, Amount	144	574
Change in valuation allowance, Amount	2,404	(363)
Reduction of deferred benefits, Amount	(192)	379
Income taxes, Amount		$ 3
Tax (benefit) at federal statutory rate, Percentage Of Pre Tax Income	34.00%	(34.00%)
State income taxes, net of federal income taxes, Percentage Of Pre Tax Income	15.00%	(5.00%)
Effect of warrant liability, Percentage Of Pre Tax Income	2.00%	(14.00%)
Effect of other permanent items, Percentage Of Pre Tax Income	(3.00%)	(15.00%)
Change in valuation allowance, Percentage Of Pre Tax Income	(52.00%)	10.00%
Reduction of deferred benefits, Percentage Of Pre Tax Income	(4.00%)	(10.00%)
Income taxes, Percentage Pre Tax Income	0.00%	0.00%